Provisions (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of other provisions [line items]
Beginning Balance		₨ 3,493
Provision made during the year, net of reversals		4,470
Provision used during the year		(3,699)
Effect of changes in foreign exchange rates		51
Ending Balance		4,315		₨ 3,493
Current		4,258	$ 56	3,435
Non-current		57	$ 1	58
Due To Creditors For Expenses		4,315
Refund Liability [member]
Disclosure of other provisions [line items]
Beginning Balance	[1]	2,824
Provision made during the year, net of reversals	[1]	4,406
Provision used during the year	[1]	(3,699)
Effect of changes in foreign exchange rates	[1]	52
Ending Balance	[1]	3,583		2,824
Current	[1]	3,583
Non-current	[1]	0
Due To Creditors For Expenses	[1]	3,583
Environmental liability provisions [Member]
Disclosure of other provisions [line items]
Beginning Balance	[2]	58
Provision made during the year, net of reversals	[2]	0
Provision used during the year	[2]	0
Effect of changes in foreign exchange rates	[2]	(1)
Ending Balance	[2]	57		58
Current	[2]	0
Non-current	[2]	57
Due To Creditors For Expenses	[2]	57
Legal and others provision [Member]
Disclosure of other provisions [line items]
Beginning Balance	[3]	611
Provision made during the year, net of reversals	[3]	64
Provision used during the year	[3]	0
Effect of changes in foreign exchange rates	[3]	0
Ending Balance	[3]	675		₨ 611
Current	[3]	675
Non-current	[3]	0
Due To Creditors For Expenses	[3]	₨ 675

[1]	Refund liability is accounted for by recording a provision based on the Company’s estimate of expected sales returns. See Note 3.m of these consolidated financial statements for the Company’s accounting policy on refund liability.
[2]	As a result of the acquisition of a unit of The Dow Chemical Company in April 2008, the Company assumed a liability for contamination of the Mirfield site acquired of Rs.39 (carrying value Rs.57). The seller is required to indemnify the Company for this liability. Accordingly, a corresponding asset has also been recorded in the consolidated statements of financial position.
[3]	Primarily consists of provision recorded towards the potential liability arising out of a litigation relating to cardiovascular and anti-diabetic formulations. Refer to Note 32 (Contingencies) of these consolidated financial statements under “Product and patent related matters - Matters relating to National Pharmaceutical Pricing Authority and Litigation relating to Cardiovascular and Anti-diabetic formulations” for further details.